Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	BASIC MATERIALS — 3.9%
20,787	American Vanguard Corp.	$433,825
5,263	Balchem Corp.	684,190
35,538	Diversey Holdings Ltd.*,1	210,029
16,219	Rayonier Advanced Materials, Inc.*	132,996
		1,461,040
	COMMUNICATIONS — 3.3%
3,864	Calix, Inc.*	197,644
7,897	ePlus, Inc.*	427,780
12,570	HealthStream, Inc.*	322,420
33,950	Liberty Latin America Ltd. - Class A*,1	299,439
		1,247,283
	CONSUMER, CYCLICAL — 10.0%
6,954	Bluegreen Vacations Holding Corp.	230,664
8,494	GMS, Inc.*	515,671
18,334	International Game Technology PLC[1]	486,951
3,498	Johnson Outdoors, Inc. - Class A	226,880
8,255	Marine Products Corp.	105,664
6,223	Monarch Casino & Resort, Inc.	458,137
7,316	Rush Enterprises, Inc. - Class A	414,671
6,683	Skyline Champion Corp.*	457,184
9,155	Titan International, Inc.*	113,614
3,127	Titan Machinery, Inc.*	143,185
3,028	UniFirst Corp.	593,882
		3,746,503
	CONSUMER, NON-CYCLICAL — 20.9%
21,750	Alta Equipment Group, Inc.	409,117
104,124	Axcella Health, Inc.*	60,413
975	Barrett Business Services, Inc.	93,580
14,231	CBIZ, Inc.*	712,831
3,257	CRA International, Inc.	405,399
55,801	EQRx, Inc.*	126,110
7,517	EVERTEC, Inc.[1]	276,701
1,572	Herc Holdings, Inc.	225,723
3,693	ICF International, Inc.	367,417
2,481	Inspire Medical Systems, Inc.*	644,886
0

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,219	Inter Parfums, Inc.	$508,010
3,402	iRadimed Corp.	129,140
1,905	Lantheus Holdings, Inc.*	140,894
1,585	Medpace Holdings, Inc.*	307,300
9,212	Merit Medical Systems, Inc.*	650,183
27,768	NeoGenomics, Inc.*	467,891
21,041	Option Care Health, Inc.*	645,327
11,626	Protagonist Therapeutics, Inc.*	188,574
32,416	scPharmaceuticals, Inc.*,2	243,120
3,119	Shockwave Medical, Inc.*	593,359
14,121	Surgery Partners, Inc.*	472,347
5,502	Vir Biotechnology, Inc.*	125,446
		7,793,768
	ENERGY — 3.6%
11,776	NexTier Oilfield Solutions, Inc.*	107,515
22,000	NOW, Inc.*	282,700
8,660	ProFrac Holding Corp. - Class A*	165,666
38,194	Select Energy Services, Inc. - Class A	283,399
55,000	Solaris Oilfield Infrastructure, Inc. - Class A	491,150
		1,330,430
	FINANCIAL — 23.5%
7,556	1st Source Corp.	376,440
5,013	Amerant Bancorp, Inc.	142,369
10,566	American Assets Trust, Inc. - REIT	266,580
28,079	Armada Hoffler Properties, Inc. - REIT	359,973
24,330	AssetMark Financial Holdings, Inc.*	761,529
29,228	Byline Bancorp, Inc.	720,470
14,234	Carter Bankshares, Inc.*	247,245
9,261	Cohen & Steers, Inc.	670,126
14,930	Community Trust Bancorp, Inc.	638,258
19,107	CrossFirst Bankshares, Inc.*	270,364
16,387	Employers Holdings, Inc.	727,747
14,091	First Financial Corp.	619,299
6,617	Great Southern Bancorp, Inc.	385,043
17,639	HBT Financial, Inc.	400,758
3,991	McGrath RentCorp	410,434

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,501	MidWestOne Financial Group, Inc.	$45,090
6,913	Peapack-Gladstone Financial Corp.	256,818
4,574	Peoples Bancorp, Inc.	142,297
9,251	Republic Bancorp, Inc. - Class A	411,670
2,295	StoneX Group, Inc.*	231,405
23,236	Towne Bank/Portsmouth VA	704,748
		8,788,663
	INDUSTRIAL — 22.9%
4,508	AAON, Inc.	410,048
33,216	AerSale Corp.*	659,670
7,286	Allied Motion Technologies, Inc.	314,464
5,075	Applied Industrial Technologies, Inc.	725,014
14,069	Cactus, Inc. - Class A	646,471
6,016	CIRCOR International, Inc.*	176,088
11,314	Comtech Telecommunications Corp.	180,911
28,458	Concrete Pumping Holdings, Inc.*	222,257
3,775	CSW Industrials, Inc.	534,389
1,200	Fabrinet*,1	146,244
16,915	Gorman-Rupp Co.	471,252
16,808	Griffon Corp.	612,988
2,207	Helios Technologies, Inc.	149,502
833	Lindsay Corp.	125,358
13,686	Manitowoc Co., Inc.*	258,802
11,723	Modine Manufacturing Co.*	286,158
3,865	Simpson Manufacturing Co., Inc.	416,879
4,814	SPX Technologies, Inc.*	339,098
5,307	Standex International Corp.	613,914
11,275	Sterling Infrastructure, Inc.*	433,637
21,212	Thermon Group Holdings, Inc.*	561,057
1,541	Watts Water Technologies, Inc. - Class A	270,029
		8,554,230
	TECHNOLOGY — 8.6%
11,039	Alkami Technology, Inc.*	169,559
95,007	Cvent Holding Corp.*	689,751
14,714	EngageSmart, Inc.*	309,583
3,950	IBEX Holdings Ltd.*,1	110,402

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,067	Lattice Semiconductor Corp.*	$260,572
15,216	PDF Solutions, Inc.*	569,687
13,678	PowerSchool Holdings, Inc. - Class A*	313,910
44,556	SecureWorks Corp. - Class A*	337,289
4,438	Super Micro Computer, Inc.*	434,791
		3,195,544
	UTILITIES — 1.2%
3,589	Clearway Energy, Inc. - Class C	112,730
1,773	MGE Energy, Inc.	125,493
4,889	York Water Co.	212,574
		450,797
	TOTAL COMMON STOCKS
	(Cost $33,241,491)	36,568,258

Units/ Principal Amount
SHORT-TERM INVESTMENTS — 2.2%

	COLLATERAL FOR SECURITIES LOANED — 0.7%
259,056	Securities Lending Fund II, LLC [3]	259,056
$550,297	UMB Bank Demand Deposit, 0.01% [4]	550,297
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $809,353)	809,353
	TOTAL INVESTMENTS — 100.1%
	(Cost $34,050,844)	37,377,611
	Liabilities in Excess of Other Assets — (0.1)%	(42,011)
	TOTAL NET ASSETS — 100.0%	$37,335,600

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $250,313 at February 28, 2023.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.
3